UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDER'S DEFICIT	Common Stock [Member] USD ($) shares	Common Stock [Member] CNY (¥) shares	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY (¥)	USD ($)	CNY (¥)	Subscription Receivable [Member] USD ($)	Subscription Receivable [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY (¥)	Total Mingde Technology Limited Shareholders Deficit [Member] USD ($)	Total Mingde Technology Limited Shareholders Deficit [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)
Beginning balance, shares at Mar. 31, 2023	50,000,000	50,000,000
Beginning balance, value at Mar. 31, 2023 | ¥		¥ 36,102		¥ (30,788,418)		¥ (20,833,418)		¥ (36,102)		¥ 9,955,000		¥ (20,833,418)
Net profit | ¥				(11,565,768)		(11,565,768)						(11,565,768)
Ending balance, value at Mar. 31, 2024 | ¥						(32,399,186)
Ending balance, shares at Mar. 31, 2024	50,000,000	50,000,000
Ending balance, value at Mar. 31, 2024 | ¥		¥ 36,102		(42,354,186)		(32,399,186)		(36,102)		9,955,000		(32,399,186)
Net profit				7,554,004	$ 1,010,767	7,334,830						7,554,004		(219,174)
Capital injection | ¥						45,000				45,000		45,000
Ending balance, value at Mar. 31, 2025					(3,417,556)	(24,800,182)
Ending balance, shares at Mar. 31, 2025	50,000,000	50,000,000
Ending balance, value at Mar. 31, 2025	$ 5,000	¥ 36,102	$ (4,795,593)	¥ (34,800,182)	(3,447,759)	¥ (25,019,356)	$ (5,000)	¥ (36,102)	$ 1,378,037	¥ 10,000,000	$ (3,417,556)	¥ (24,800,182)	$ (30,203)	¥ (219,174)
Balance as of April 29, 2025 (Inception) at Apr. 28, 2025 | $
Beginning balance, shares at Apr. 28, 2025
Issuance of ordinary shares to parent company* | $
Issuance of ordinary shares to parent company, shares	1	1
Net profit | $			(11,222)		(11,222)
Ending balance, value at Jun. 30, 2025 | $			$ (11,222)		$ (11,222)
Ending balance, shares at Jun. 30, 2025	1	1